Share-based awards (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Summary of stock option activity
The following table summarizes option activity for the six months ended June 30, 2023:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2022	1,378,119	$119.86		4.69

Granted	82,472	$232.48
Exercised	(229,953)	$87.69
Canceled/expired	(6,885)	$116.33

Outstanding at June 30, 2023	1,223,753	$133.51		4.67

Exercisable at June 30, 2023	952,614	$113.27		4.20

Schedule of weighted average fair values and assumptions used	The weighted average grant date fair values and assumptions used were as follows:

	Six Months Ended
	June 30, 2023	June 30, 2022
Weighted average grant date fair value	$85.12	$68.40
Assumptions:
Expected volatility	33%	31%
Dividend yield	—%	—%
Risk-free interest rate	3.98%	1.85%
Expected life	5 years	5 years

Summary of RSU and PSU activity	The following table summarizes RSU and PSU activity for the six months ended June 30, 2023:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2022	152,420	$192.29	582,612	$207.73

Granted	60,374	$232.51	294,683	$217.52
Shares vested	(47,026)	$159.57	(150,515)	$187.96
Forfeited	—	$—	(31,396)	$209.13

Outstanding at June 30, 2023	165,768	$216.22	695,384	$216.09

Schedule of non-cash stock compensation expense
Non-cash stock compensation expense for the three and six months ended June 30, 2023 and June 30, 2022 has been allocated as follows:

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
	(in thousands)		(in thousands)
Direct costs	$6,420	$5,833	$12,088	$10,832
Selling, general and administrative	$10,178	$13,450	$19,269	$27,354

Total	$16,598	$19,283	$31,357	$38,186